UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054

Reporting Period: 07/01/2006 - 06/30/2007

Credit Suisse Opportunity Funds

=============================== HIGH INCOME FUND ===============================

WCI STEEL ACQUISITION, INC

Ticker:       WCIS           Security ID:  92927H109

Meeting Date: APR 19, 2007   Meeting Type: Written Consent

Record Date:  MAR 7, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Elect Directors Timothy J. Bernlohr,      For       Against    Management

      Eugene I. Davis, William J. Hocevar,

      Lawrence I. McBrearty, Jack W. Sights,

      Patrick G. Tatom AND James L. Wareham

======================= Strategic Allocation Fund–Conservative ====================

======================== Strategic Allocation Fund–Moderate =======================

======================= Strategic Allocation Fund–Aggressive ======================

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:	/s/ Keith M. Schappert
Keith M. Schappert
Chief Executive Officer

Date: August 27, 2007